Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 19, 2019, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate. One of the underwriters is entitled to a portion of a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. Another portion of such amount will be paid to a third party that did not participate in the Initial Public Offering (but who is a member of FINRA) that is assisting the Company in consummating a Business Combination. The deferred fee will become payable from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and subsequent related agreements.

Business Combination Agreement

On May 5, 2021, the Company entered into the Business Combination Agreement. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into Jasper, with Jasper surviving as a wholly-owned subsidiary of the Company (the “Merger”). In connection with the closing of the transactions contemplated by the Business Combination Agreement (the “Proposed Business Combination”), the Company has commitments for PIPE financing of $100.0 million which will be received in exchange for 10,000,000 Class A common shares of the Company. The consummation of the PIPE Financing is contingent upon, among other things, the closing of the Proposed Business Combination. The Business Combination Agreement and the Proposed Business Combination were approved by each of the board of directors of the Company and Jasper. Under the Business Combination Agreement, the obligations of each of Jasper and the Company to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others, the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by the requisite vote of Jasper’s stockholders and the Company’s stockholders.

The Business Combination

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) the outstanding common and preferred stock of Jasper will be automatically canceled, extinguished and converted into a number of shares of the Company’s voting common stock, par value $0.0001 per share (the “Company New Voting Shares”) and, in certain circumstances, shares of the Company’s non-voting common stock, par value $0.0001 per share (the “Company New Non-Voting Shares” and together with the Company New Voting Shares, the “Company Shares”), based on an equity value of Jasper equal to $275.0 million (the “Jasper Equity Value”); (ii) each outstanding vested and unvested option to purchase shares of Jasper common stock will be canceled in exchange for a comparable option to purchase Company New Voting Shares, based on the Jasper Equity Value; and (iii) each unvested award of restricted shares of Jasper common stock will be converted into a comparable right to receive restricted Company Shares, based on the Jasper Equity Value, in each of the foregoing cases, as described in the Business Combination Agreement. Upon closing of the Proposed Business Combination, the Company will change its name to “Jasper Therapeutics, Inc.” (“New Jasper”).

The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval of the Company’s stockholders and the fulfillment of other customary closing conditions.

Representations and Warranties; Covenants

The parties to the Business Combination Agreement have agreed to customary representations and warranties for transactions of this type. In addition, the parties to the Business Combination Agreement agreed to be bound by certain customary covenants for transactions of this type, including, among others, covenants with respect to the conduct of Jasper, the Company and their respective subsidiaries during the period between execution of the Business Combination Agreement and the closing of the Proposed Business Combination. The representations, warranties, agreements and covenants of the parties set forth in the Business Combination Agreement will terminate at the closing of the Proposed Business Combination, except for those covenants and agreements that, by their terms, contemplate performance after the closing of the Proposed Business Combination. Each of the parties to the Business Combination Agreement has agreed to use its reasonable best efforts to take or cause to be taken all actions and things necessary to consummate the Proposed Business Combination.

Conditions to Closing

Under the Business Combination Agreement, the obligations of each of Jasper and the Company to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others: (i) the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder relating to the Proposed Business Combination having been expired or been terminated; (ii) no order or law issued by any court of competent jurisdiction or other governmental entity or other legal restraint or prohibition preventing the consummation of the transactions contemplated by the Business Combination Agreement being in effect; (iii) the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Proposed Business Combination becoming effective in accordance with the provisions of the Securities Act, no stop order being issued by the SEC and remaining in effect with respect to the registration statement/proxy statement to be filed by the Company relating to the Business Combination Agreement and the Proposed Business Combination, and no proceeding seeking such a stop order being threatened or initiated by the SEC and remaining pending; (iv) the Company’s initial listing application with Nasdaq in connection with the Proposed Business Combination having been approved (subject to notice of issuance) and, immediately following the Effective Time, the Company having satisfied any applicable initial and continuing listing requirements of Nasdaq, and the Company having not received any notice of non-compliance therewith that has not been cured, and Company New Voting Shares having been approved for listing on Nasdaq; (v) the approval and adoption of the Business Combination Agreement and transactions contemplated thereby by the requisite vote of Jasper’s stockholders (the “Required Jasper Stockholder Vote”) and the Company’s stockholders (the “Required Company Stockholder Vote”); and (vi) after giving effect to the transactions contemplated by the Business Combination Agreement, the Company having net tangible assets of at least $5,000,001 (as determined in accordance with Rule 3a51(g)(1) of the Exchange Act) upon consummation of the Proposed Business Combination.

The obligation of the Company to consummate the Proposed Business Combination is also subject to the satisfaction or waiver of certain other closing conditions, including, among others: (i) certain employees of Jasper having executed and delivered employment agreements to the Company; and (ii) the absence of a Jasper Material Adverse Effect (as defined in the Business Combination Agreement) since the date of the Proposed Business Combination that is continuing. The obligation of Jasper to consummate the Proposed Business Combination is also subject to the satisfaction or waiver of certain other closing conditions, including, among others, a minimum cash condition under which, as of the Effective Time and after distribution of the Trust Account pursuant to the Business Combination Agreement, the sum of (i) the aggregate cash proceeds available for release to the Company and Merger Sub from the Trust Account in connection with the transactions contemplated by the Business Combination Agreement (after giving effect to any Company stockholder redemptions) and (ii) the aggregate cash proceeds actually received by the Company and Merger Sub in respect of the PIPE Financing (as defined below), being in the aggregate at least $130.0 million.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing of the Proposed Business Combination, including, but not limited to, (i) by the mutual written consent of the Company and Jasper; (ii) by the Company, subject to certain exceptions, if any of the representations or warranties made by Jasper are not true and correct or if Jasper fails to perform any of its respective covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing of the Proposed Business Combination) such that certain conditions to the obligations of the Company could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) November 30, 2021 (the “Termination Date”); (iii) by Jasper, subject to certain exceptions, if any of the representations or warranties made by the Company or Merger Sub are not true and correct or if the Company or Merger Sub fail to perform any of their covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing of the Proposed Business Combination) such that the conditions to the obligations of Jasper could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either the Company or Jasper, if the transactions contemplated by the Business Combination Agreement are not consummated on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either the Company or Jasper, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and nonappealable; or (B) if the Required Company Stockholder Vote is not obtained; and (vi) by the Company, if Jasper does not deliver, or cause to be delivered to the Company, the Jasper stockholder written consent or the Jasper Stockholder Support Agreements (as defined below) when required under the Business Combination Agreement.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement, other than customary confidentiality obligations, except in the case of Willful Breach or Fraud (each, as defined in the Business Combination Agreement).

Other Agreements

The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the closing of the Proposed Business Combination, including, among others, the following:

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Sponsor entered into a support agreement with the Company and Jasper (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Merger); (ii) vote against any Company Acquisition Proposal (as defined in the Business Combination Agreement) and certain other matters as set forth in the Sponsor Support Agreement; (iii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise); (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Proposed Business Combination; (v) place into escrow certain of its shares in the Company (the “Sponsor Earnout Shares”), to be released as follows (A) fifty percent (50%) of the Sponsor Earnout Shares, if, during the period from and after the closing of the Proposed Business Combination until the third anniversary of the closing of the Proposed Business Combination (the “Earnout Period”) within any thirty (30) day consecutive Trading Day Period (as defined in the Sponsor Support Agreement) the VWAP (as defined in the Sponsor Support Agreement) of Company Shares is greater than or equal to $15.00 and (B) fifty percent (50%) of the Sponsor Earnout Shares, if, during the Earnout Period, over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, the VWAP of the Company Shares is greater than or equal to $18.00; and (vi) forfeit all private placement warrants owned by the Sponsor immediately prior to the closing of the Proposed Business Combination, in each case subject to the terms and conditions of the Sponsor Support Agreement. The Sponsor Support Agreement will terminate automatically upon the earlier of (a) a written agreement to terminate the Sponsor Support Agreement executed by the Sponsor, the Company and Jasper, (b) by written notice by either party to the other party after the date that is thirty (30) days after the Termination Date if the closing of the Proposed Business Combination has not occurred by that date, and (c) the termination of the Proposed Business Combination in accordance with its terms prior to the Effective Time. Unless the Sponsor Support Agreement is terminated in accordance with the foregoing, the Sponsor agrees not to effect a redemption of all or a portion of the Company’s Class A common stock, as set forth in the Company’s governing documents.

PIPE Subscription Agreements

Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements (the “Subscription Agreements”) with each of the PIPE Investors (as defined in the Business Combination Agreement), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 10,000,000 Class A common shares of the Company at a price of $10.00 per share, for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The Class A common shares issued pursuant to the Subscription Agreements will not be registered under the Securities Act when issued. Such shares to be issued pursuant to the Subscription Agreements will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The Company has granted the PIPE Investors certain registration rights in connection with the PIPE Financing. The consummation of the PIPE Financing is contingent upon, among other things, the closing of the Proposed Business Combination.

Jasper Stockholder Support Agreements

On May 5, 2021, certain stockholders of Jasper (collectively, the “Jasper Supporting Stockholders”) duly executed and delivered to the Company transaction support agreements (collectively, the “Jasper Stockholder Support Agreements”), pursuant to which each Jasper Supporting Stockholder agreed to, among other things, support and vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Proposed Business Combination), not to transfer his, her or its shares of Jasper common stock or preferred stock prior to the closing of the Proposed Business Combination, and to execute the Registration Rights Agreement (as defined below) prior to the closing of the Proposed Business Combination. The Jasper Stockholder Support Agreements terminate at the earlier of the Effective Time and the date the Business Combination Agreement is terminated in accordance with its terms. In addition, the Jasper Stockholder Support Agreement for one stockholder also terminates upon the earlier of (i) the Effective Time, (ii) the Termination Date set forth in the Business Combination Agreement, (iii) the date the Business Combination Agreement is terminated in accordance with its terms, (iv) the occurrence of certain liquidation events of the Company, (v) the time of a modification, amendment or waiver of the Business Combination Agreement without such stockholder’s consent which decreases the form or proportion of the consideration to be paid to such stockholder, (vi) modification of the conditions to the consummation of the transaction which adversely affects in any material respect the stockholder or (vii) modification of the Termination Date set forth in the Business Combination Agreement.

Amended and Restated Registration Rights Agreement

The Business Combination Agreement contemplates that, at or prior to the closing of the Proposed Business Combination, the Company, the Sponsor and certain Jasper stockholders will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, Sponsor and such Jasper stockholders (i) will agree not to, subject to certain exceptions set forth therein, effect any sale or distribution of New Jasper equity securities held by them during the 180-day lock-up period described therein and (ii) will be granted certain registration rights with respect to their respective shares of common stock of New Jasper, in each case, subject to the terms and conditions set forth in the Registration Rights Agreement. The lock-up period described above will not apply to any shares acquired in the PIPE Financing.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on November 19, 2019, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,000,000 in the aggregate. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $3,500,000 in the aggregate. A portion of such amount may be paid to third parties not participating in Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion; provided, that no single third party (together with its affiliates) may be paid an amount in excess of the portion of the aggregate deferred underwriting commission paid to the underwriters unless the parties otherwise agree. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Jasper Therapeutics, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Operating Leases

In August 2020, the Company entered into a 68-month operating lease for laboratory and office space in Redwood City, California, with a lease commencement date in September 2020. In conjunction with signing the lease, the Company secured a letter of credit in favor of the lessor in the amount of $0.3 million. The funds related to this letter of credit are presented as restricted cash on the Company’s condensed balance sheets. The lease agreement includes an escalation clause for increased base rent and a renewal provision allowing the Company to extend this lease for an additional 60 months at the prevailing rental rate, which the Company is not reasonably certain to exercise. In addition to base rent, the Company will pay its share of operating expenses and taxes.

To complete certain leasehold improvements, the lessor has agreed to provide the Company a tenant improvement allowance of $1.2 million as well as an option to take an additional allowance of $0.4 million, which is required to be repaid over the lease term at an interest rate of 9% per annum, which the Company exercised. A tenant improvement allowance of $1.4 million was received by the Company during the six months ended June 30, 2021. In accordance with the lease agreement, the lessor will manage and supervise the construction of the improvements. In exchange for these services, the Company will pay the lessor a fee equal to 5% of total construction costs. The leasehold improvements constructed are presented under property and equipment on the Company’s condensed balance sheets and will be depreciated on a straight-line basis over the remaining lease term.

In addition to the construction management and supervision fee noted above, the Company will pay variable costs related to its share of operating expenses and taxes. These variable costs will be recorded as lease expense as incurred and presented as operating expenses in the statements of operations and comprehensive loss.

The components of lease costs, which were included in the Company’s statements of operations and comprehensive loss, are as follows (in thousands):

	Six Months Ended June 30,
	2020	2021
Lease cost
Operating lease cost	$—	$276
Short-term lease cost	136	165
Total lease cost	$136	$441

Supplemental information related to the Company’s operating leases is as follows:

Six Months Ended June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term (years)	5.1
Weighted average discount rate	8%

The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of June 30, 2021 (in thousands):

Amount
Year ending December 31,
2021 (remainder)	$301
2022	713
2023	735
2024	757
2025	779
Thereafter	461
Total undiscounted lease payments	3,746
Less: imputed interest	(680)
Total discounted lease payments	3,066
Less: Current portion of lease liability	(424)
Noncurrent portion of lease liability	$2,642

Stanford Sponsored Research Agreement

In September 2020, the Company entered into a sponsored research agreement with Stanford for a research program related to the treatment of Fanconi Anemia patients in Bone Marrow Failure requiring allogeneic transplant with non-sibling donors at Stanford Lucile Packard Children’s Hospital (the “Research Project”) using JSP 191. Stanford will perform the Research Project and is fully responsible for costs and operations related to the Research Project. In addition, Stanford owns the entire right, title, and interest, in and to all technology developed using Stanford facilities and by Stanford personnel through the performance of the Research Project under this agreement (the “Fanconi Anemia Research Project IP”). Under this agreement, Stanford granted the Company an exclusive option to license exclusively Stanford’s rights in the Fanconi Anemia Research Project IP (the “Fanconi Anemia Option”) in the field of commercialization of JSP191. There is no license granted or other IP transferred under this agreement until the Fanconi Anemia Option is exercised. As of June 30, 2021, the Company has not yet exercised the Fanconi Anemia Option.

As consideration for the services performed by Stanford under this sponsored research agreement, the Company will pay Stanford a total of $0.9 million over approximately 3 years upon the achievement of development and clinical milestones, including FDA filings and patients’ enrollment. As of December 31, 2020, the Company had accrued $0.3 million related to the achievement of the first milestone under this agreement, which was paid during the six months ended June 30, 2021. The second and the third milestones are based on the progress of the clinical trials and will be recognized when achieved.

License agreements

In March 2021, the Company entered into the Stanford License Agreement (Note 6), pursuant to which the Company is required to pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late stage clinical development milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products. All products are in development as of June 30, 2021, and no such royalties were due.

Business Combination Agreement

On May 5, 2021, the Company entered into a Business Combination Agreement (“BCA”) with Amplitude Healthcare Acquisition Corporation (“AMHC”) and Ample Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of AMHC. Subject to the satisfaction of closing conditions, the Company and Merger Sub will merge pursuant to the BCA, with the Company as the surviving corporation. The Company will become a wholly owned subsidiary of AMHC and AMHC will immediately be renamed to “Jasper Therapeutics, Inc.” (“New Jasper”). Each outstanding share of capital stock of the Company and outstanding Company stock options will be converted into the right to receive a portion of the transaction share consideration or a replacement option, respectively, per the terms of the BCA. In addition, immediately after the completion of the Business Combination, certain investors have agreed to subscribe for the purchase of an aggregate of $100.0 million of common stock of the surviving company. The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval by the stockholders and the fulfillment of other customary closing conditions. The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, AMHC will be treated as the acquired company and the Company will be treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of New Jasper will represent a continuation of the financial statements of the Company, with the Business Combination treated as the equivalent of the Company issuing stock for the net assets of AMHC, accompanied by a recapitalization. The net assets of AMHC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Company.

Legal proceedings

The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the year ended December 31, 2020 and the six months ended June 30, 2021, and, to the best of its knowledge, no material legal proceedings are currently pending or threatened.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2020 and June 30, 2021, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Operating Leases

In August 2020, the Company entered into a 68-month operating lease for laboratory and office space in Redwood City, California, with a lease commencement date in September 2020. In conjunction with signing the lease, the Company secured a letter of credit in favor of the lessor in the amount of $0.3 million. The funds related to this letter of credit are presented as restricted cash on the Company’s balance sheets. The lease agreement includes an escalation clause for increased base rent and a renewal provision allowing the Company to extend this lease for an additional 60 months at the prevailing rental rate, which the Company is not reasonably certain to exercise. In addition to base rent, the Company will pay its share of operating expenses and taxes.

To complete certain leasehold improvements, the lessor has agreed to provide the Company a tenant improvement allowance of $1.2 million as well as an option to take an additional allowance of $0.4 million, which is required to be repaid over the lease term at an interest rate of 9% per annum, which the Company exercised. A tenant improvement allowance of $0.3 million was received by the Company during the year ended December 31, 2020. In accordance with the lease agreement, the lessor will manage and supervise the construction of the improvements. In exchange for these services, the Company will pay the lessor a fee equal to 5% of total construction costs. The leasehold improvements constructed are presented under property and equipment on the Company’s balance sheets and will be depreciated on a straight-line basis over the remaining lease term.

In addition to the construction management and supervision fee noted above, the Company will pay variable costs related to its share of operating expenses and taxes. These variable costs will be recorded as lease expense as incurred and presented as operating expenses in the statements of operations and comprehensive loss.

The components of lease costs, which were included in the Company’s statements of operations and comprehensive loss, are as follows (in thousands):

	Year ended
	December 31, 2019	December 31, 2020
Lease cost
Operating lease cost*	$—	$45
Short-term lease cost	53	301
Total lease cost	$53	$346

____________

*        Includes $13 thousand of variable lease cost related to the construction management and supervision fee. No variable costs related to operating expenses or taxes have been incurred as of December 31, 2020.

Supplemental information related to the Company’s operating leases is as follows:

Year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term (years)	5.4
Weighted average discount rate	8%

The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of December 31, 2020 (in thousands):

Amount
Year ending December 31,
2021	$417
2022	717
2023	738
2024	760
2025	783
Thereafter	332
Total undiscounted lease payments	3,747
Less: imputed interest	(745)
Less: tenant improvement incentive	(1,378)
Total discounted lease payments	1,624
Less: Current portion of lease liability	—
Noncurrent portion of lease liability	$1,624

Stanford Sponsored Research Agreement

In September 2020, the Company entered into a sponsored research agreement with Stanford for a research program related to the treatment of Fanconi Anemia patients in Bone Marrow Failure requiring allogeneic transplant with non-sibling donors at Stanford Lucile Packard Children’s Hospital (the “Research Project”) using JSP 191. Stanford will perform the Research Project and is fully responsible for costs and operations related to the Research Project. In addition, Stanford owns the entire right, title, and interest, in and to all technology developed using Stanford facilities and by Stanford personnel through the performance of the Research Project under this agreement (the “Fanconi Anemia Research Project IP”). Under this agreement, Stanford granted the Company an exclusive option to license exclusively Stanford’s rights in the Fanconi Anemia Research Project IP (the “Fanconi Anemia Option”) in the field of commercialization of JSP191. There is no license granted or other IP transferred under this agreement until the Fanconi Anemia Option is exercised. As of December 31, 2020, the Company has not yet exercised the Fanconi Anemia Option.

As consideration for the services performed by Stanford under this sponsored research agreement, the Company will pay Stanford a total of $0.9 million over approximately 3 years upon the achievement of development and clinical milestones, including FDA filings and patients’ enrollment. As of December 31, 2020, the Company had accrued $0.3 million related to the achievement of milestones under this agreement.

Legal proceedings

The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2019 and 2020, and, no material legal proceedings are currently pending or threatened.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2020 and 2019, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.